Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Debt Instrument [Line Items]
Long-term Debt	¥ 5,965,759	¥ 5,733,118
Weighted average rate	2.80%	2.70%
Fixed rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 878,490	¥ 799,933
Weighted average rate	1.90%	1.70%
Minimum maturity date	2027	2026
Maximum maturity date	2083	2083
Floating rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 2,627,671	¥ 2,614,936
Weighted average rate	3.30%	3.30%
Minimum maturity date	2027	2026
Maximum maturity date	2050	2077
Fixed rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 346,407	¥ 353,890
Weighted average rate	1.10%	0.90%
Minimum maturity date	2027	2026
Maximum maturity date	2083	2083
Floating rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 265,825	¥ 262,346
Weighted average rate	2.40%	2.20%
Minimum maturity date	2027	2026
Maximum maturity date	2038	2077
Unsecured bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 1,358,146	¥ 1,251,120
Weighted average rate	2.80%	2.10%
Minimum maturity date	2027	2026
Maximum maturity date	2081	2081
Unsecured notes under medium-term note program
Debt Instrument [Line Items]
Long-term Debt	¥ 458,255	¥ 387,316
Weighted average rate	3.90%	3.80%
Minimum maturity date	2027	2026
Maximum maturity date	2032	2032
Payables under securitized lease receivables
Debt Instrument [Line Items]
Long-term Debt	¥ 12,291	¥ 13,565
Weighted average rate	0.10%	0.10%
Minimum maturity date	2027	2026
Maximum maturity date	2028	2026
Payables under securitized loan receivables and investment in securities
Debt Instrument [Line Items]
Long-term Debt	¥ 18,674	¥ 50,012
Weighted average rate	2.40%	5.00%
Minimum maturity date	2027	2026
Maximum maturity date	2044	2044